Debt (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Maturities of principal of debt financings
2015	$ 2,527,248
2016	3,280,056
2017	3,549,724
2018	2,980,136
2019	3,507,630
Thereafter	7,431,541
Total	$ 23,276,335